The Investment Company of America®
Investment portfolio
September 30, 2024
unaudited

Common stocks 95.14% Energy 1.86%	Shares	Value (000)
Baker Hughes Co., Class A	11,712,427	$423,404
Canadian Natural Resources, Ltd. (CAD denominated)	10,434,080	346,478
Chevron Corp.	1,015,627	149,572
ConocoPhillips	1,929,397	203,127
EOG Resources, Inc.	3,363,265	413,446
Exxon Mobil Corp.	8,092,661	948,622
TC Energy Corp. (CAD denominated)[1]	7,431,099	353,244
		2,837,893
Materials 3.15%
Air Products and Chemicals, Inc.	3,124,874	930,400
ATI, Inc.[2]	1,047,600	70,095
Celanese Corp.[3]	7,586,934	1,031,520
Corteva, Inc.	4,286,007	251,974
Freeport-McMoRan, Inc.	9,905,059	494,460
Linde PLC	4,058,579	1,935,374
Sherwin-Williams Co.	268,436	102,454
		4,816,277
Industrials 14.08%
Airbus SE, non-registered shares[1]	1,625,248	237,980
AMETEK, Inc.	257,153	44,156
BAE Systems PLC	11,958,664	197,959
Boeing Co.[2]	7,080,542	1,076,526
Carrier Global Corp.	35,762,298	2,878,507
CSX Corp.	3,050,021	105,317
Dayforce, Inc.[1,2]	1,251,781	76,672
Delta Air Lines, Inc.	3,300,198	167,617
Equifax, Inc.	964,283	283,364
FedEx Corp.	1,501,837	411,023
FTAI Aviation, Ltd.	915,716	121,699
GE Vernova, Inc.[2]	1,060,453	270,394
General Dynamics Corp.	2,260,809	683,216
General Electric Co.	23,241,878	4,382,953
Honeywell International, Inc.	603,068	124,660
Illinois Tool Works, Inc.	2,462,727	645,407
Ingersoll-Rand, Inc.	5,947,838	583,840
Lennox International, Inc.	63,385	38,303
Lincoln Electric Holdings, Inc.	979,244	188,034
Northrop Grumman Corp.	1,181,626	623,981
Otis Worldwide Corp.	1,215,261	126,314
Paychex, Inc.	2,305,095	309,321
Recruit Holdings Co., Ltd.	5,288,200	322,100
Rolls-Royce Holdings PLC[2]	70,482,218	497,767
RTX Corp.	21,702,435	2,629,467
Safran SA1	362,526	85,538
The Investment Company of America — Page 1 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TFI International, Inc.	3,267,111	$447,235
TransDigm Group, Inc.	140,816	200,963
TransUnion	656,241	68,708
Uber Technologies, Inc.[2]	17,113,937	1,286,284
Union Pacific Corp.	2,133,311	525,819
United Airlines Holdings, Inc.[2]	1,562,842	89,176
United Rentals, Inc.[1]	2,102,535	1,702,486
Waste Connections, Inc.	217,324	38,862
Waste Management, Inc.	243,704	50,593
		21,522,241
Consumer discretionary 10.97%
adidas AG	722,172	191,160
Amazon.com, Inc.[2]	28,033,517	5,223,485
Booking Holdings, Inc.	35,662	150,213
Chipotle Mexican Grill, Inc.[2]	4,835,193	278,604
Compagnie Financière Richemont SA, Class A	1,102,647	174,816
D.R. Horton, Inc.	1,348,842	257,319
DoorDash, Inc., Class A2	3,291,321	469,770
Evolution AB	123,353	12,124
General Motors Co.	8,557,746	383,729
Hilton Worldwide Holdings, Inc.	759,218	175,000
Home Depot, Inc.	4,685,365	1,898,510
Las Vegas Sands Corp.	15,744,816	792,594
LVMH Moët Hennessy-Louis Vuitton SE	312,107	239,703
Marriott International, Inc., Class A	1,281,352	318,544
McDonald’s Corp.	1,869,779	569,366
NIKE, Inc., Class B	277,532	24,534
Restaurant Brands International, Inc.[1]	7,987,521	576,060
Royal Caribbean Cruises, Ltd.[3]	17,894,988	3,173,855
Starbucks Corp.	3,025,172	294,924
Stellantis NV	5,104,238	70,640
Tapestry, Inc.	1,997,519	93,844
Tesla, Inc.[2]	1,596,255	417,628
TJX Companies, Inc. (The)	2,809,209	330,194
Tractor Supply Co.	1,277,401	371,634
YUM! Brands, Inc.	1,983,586	277,127
		16,765,377
Consumer staples 5.38%
Altria Group, Inc.	7,392,276	377,302
British American Tobacco PLC	77,581,922	2,829,171
British American Tobacco PLC (ADR)[1]	1,453,567	53,172
Church & Dwight Co., Inc.	1,717,812	179,889
Coca-Cola Co.	999,763	71,843
Constellation Brands, Inc., Class A	1,728,298	445,365
Imperial Brands PLC	12,777,471	371,650
Keurig Dr Pepper, Inc.	1,841,655	69,025
Mondelez International, Inc., Class A	4,150,391	305,759
Monster Beverage Corp.[2]	2,285,038	119,211
PepsiCo, Inc.	3,569,710	607,029
Philip Morris International, Inc.	22,095,678	2,682,415
Procter & Gamble Co.	634,599	109,913
		8,221,744
The Investment Company of America — Page 2 of 10

unaudited
Common stocks (continued) Health care 11.97%	Shares	Value (000)
Abbott Laboratories	17,371,056	$1,980,474
AbbVie, Inc.	8,261,851	1,631,550
Amgen, Inc.	899,300	289,763
AstraZeneca PLC	2,066,978	321,962
AstraZeneca PLC (ADR)	775,057	60,385
Cencora, Inc.	1,516,931	341,431
CVS Health Corp.	1,850,863	116,382
Daiichi Sankyo Co., Ltd.	9,964,800	327,605
Danaher Corp.	2,738,937	761,479
DexCom, Inc.[2]	2,735,406	183,382
Elevance Health, Inc.	365,681	190,154
Eli Lilly and Co.	2,215,104	1,962,449
GE HealthCare Technologies, Inc.	21,680,334	2,034,699
Gilead Sciences, Inc.	10,909,140	914,622
Intuitive Surgical, Inc.[2]	240,336	118,070
Medtronic PLC	7,023,466	632,323
Novo Nordisk AS, Class B	4,987,634	593,894
Regeneron Pharmaceuticals, Inc.[2]	441,202	463,809
Sanofi	1,177,032	135,611
Stryker Corp.	615,935	222,513
Takeda Pharmaceutical Co., Ltd.	5,223,912	149,398
Thermo Fisher Scientific, Inc.	1,423,451	880,504
UnitedHealth Group, Inc.	5,159,002	3,016,365
Vertex Pharmaceuticals, Inc.[2]	2,058,161	957,210
		18,286,034
Financials 11.31%
American Express Co.	849,822	230,472
American International Group, Inc.	15,821,827	1,158,632
Apollo Asset Management, Inc.	1,239,823	154,866
Arthur J. Gallagher & Co.	2,016,507	567,385
BlackRock, Inc.	963,624	914,971
Blackstone, Inc.	1,710,617	261,947
Blue Owl Capital, Inc., Class A	9,884,722	191,368
Capital One Financial Corp.	7,074,536	1,059,270
Chubb, Ltd.	3,886,017	1,120,688
CME Group, Inc., Class A	504,476	111,313
Discover Financial Services	145,132	20,361
Equitable Holdings, Inc.	822,945	34,588
Fidelity National Information Services, Inc.	4,893,938	409,867
First Citizens BancShares, Inc., Class A1	456,426	840,257
Great-West Lifeco, Inc.	9,439,172	321,886
ING Groep NV	38,304,593	696,696
JPMorgan Chase & Co.	6,956,337	1,466,813
KKR & Co., Inc.	5,307,094	693,000
Marsh & McLennan Companies, Inc.	1,640,226	365,918
Mastercard, Inc., Class A	5,285,049	2,609,757
Morgan Stanley	8,584,224	894,820
PayPal Holdings, Inc.[2]	4,340,876	338,719
PNC Financial Services Group, Inc.	5,897,556	1,090,163
Progressive Corp.	190,664	48,383
S&P Global, Inc.	1,660,179	857,682
Toast, Inc., Class A1,2	3,787,097	107,213
Truist Financial Corp.	8,655,546	370,198
The Investment Company of America — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Visa, Inc., Class A	386,569	$106,287
Wells Fargo & Co.	4,173,879	235,782
		17,279,302
Information technology 22.78%
Accenture PLC, Class A	3,140,771	1,110,200
Adobe, Inc.[2]	970,349	502,427
Amphenol Corp., Class A	3,198,736	208,430
Apple, Inc.	19,420,579	4,524,995
Applied Materials, Inc.	4,615,196	932,500
Arista Networks, Inc.[2]	415,894	159,628
ASML Holding NV	450,634	375,671
ASML Holding NV (ADR)	75,482	62,895
Broadcom, Inc.	40,419,723	6,972,402
EPAM Systems, Inc.[2]	324,400	64,565
Intel Corp.	8,940,910	209,754
KLA Corp.	21,458	16,617
Micron Technology, Inc.	1,687,661	175,027
Microsoft Corp.	25,114,871	10,806,929
MicroStrategy, Inc., Class A1,2	256,059	43,172
NVIDIA Corp.	14,720,926	1,787,709
Oracle Corp.	2,655,169	452,441
Palo Alto Networks, Inc.[2]	577,678	197,450
Salesforce, Inc.	7,788,780	2,131,867
Samsung Electronics Co., Ltd.	4,039,441	191,451
SAP SE	1,213,673	275,700
ServiceNow, Inc.[2]	800,260	715,745
Shopify, Inc., Class A, subordinate voting shares[2]	3,804,834	304,919
Taiwan Semiconductor Manufacturing Co., Ltd.	28,005,767	855,007
Texas Instruments, Inc.	8,409,849	1,737,223
		34,814,724
Communication services 10.21%
Alphabet, Inc., Class A	19,972,741	3,312,479
Alphabet, Inc., Class C	19,693,709	3,292,591
Charter Communications, Inc., Class A2	332,915	107,891
Comcast Corp., Class A	8,923,823	372,748
Electronic Arts, Inc.	475,887	68,261
Meta Platforms, Inc., Class A	12,189,175	6,977,572
Netflix, Inc.[2]	1,654,186	1,173,265
Take-Two Interactive Software, Inc.[2]	626,895	96,360
T-Mobile US, Inc.	953,121	196,686
		15,597,853
Utilities 2.15%
AES Corp.	2,900,969	58,194
CenterPoint Energy, Inc.	12,150,774	357,476
Constellation Energy Corp.	1,676,561	435,939
Edison International	5,915,451	515,177
Entergy Corp.	2,466,358	324,597
NextEra Energy, Inc.	10,174,840	860,079
PG&E Corp.	10,864,376	214,789
Pinnacle West Capital Corp.[1]	1,517,432	134,429
Public Service Enterprise Group, Inc.	669,621	59,737
The Investment Company of America — Page 4 of 10

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Sempra	2,750,976	$230,064
Southern Co. (The)	1,090,742	98,363
		3,288,844
Real estate 1.28%
American Tower Corp. REIT	1,571,925	365,567
CoStar Group, Inc.[2]	3,903,861	294,507
Equinix, Inc. REIT	148,362	131,691
Prologis, Inc. REIT	2,368,411	299,083
SBA Communications Corp. REIT, Class A	217,180	52,275
VICI Properties, Inc. REIT	13,360,520	445,039
Welltower, Inc. REIT	2,807,891	359,494
		1,947,656
Total common stocks (cost: $72,101,009,000)		145,377,945
Preferred securities 0.06% Financials 0.06%
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1,2]	4,815,256	32,021
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 5.615% noncumulative preferred shares[2,4,5]	565,000	1,848
Fannie Mae, Series R, 7.625% noncumulative preferred shares[2]	2,946,415	9,941
Fannie Mae, Series T, 8.25% noncumulative preferred shares[2]	9,922,867	39,597
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares[2]	1,818,512	6,110
Total preferred securities (cost: $47,694,000)		89,517
Convertible stocks 0.05% Utilities 0.05%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	1,677,717	77,779
Total convertible stocks (cost: $81,604,000)		77,779
Bonds, notes & other debt instruments 0.03% Corporate bonds, notes & loans 0.03% Industrials 0.02%	Principal amount (000)
TransDigm, Inc. 4.875% 5/1/2029	USD27,570	26,869
Consumer discretionary 0.01%
Ford Motor Credit Co., LLC 5.125% 6/16/2025	24,416	24,412
Total corporate bonds, notes & loans		51,281
Total bonds, notes & other debt instruments (cost: $48,346,000)		51,281
Short-term securities 4.91% Money market investments 4.64%	Shares
Capital Group Central Cash Fund 5.09%[3,6]	70,923,514	7,093,770
The Investment Company of America — Page 5 of 10

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.27%	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.84%[6,7]	58,925,261	$58,925
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.83%[6,7]	57,600,000	57,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.81%[6,7]	57,600,000	57,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[6,7]	57,600,000	57,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.78%[6,7]	53,500,000	53,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.83%[6,7]	53,500,000	53,500
Fidelity Investments Money Market Government Portfolio, Class I 4.83%[6,7]	37,000,000	37,000
Capital Group Central Cash Fund 5.09%[3,6,7]	236,857	23,691
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.84%[6,7]	12,300,000	12,300
		411,716
Total short-term securities (cost: $7,504,355,000)		7,505,486
Total investment securities 100.19% (cost: $79,783,008,000)		153,102,008
Other assets less liabilities (0.19%)		(289,888)
Net assets 100.00%		$152,812,120
The Investment Company of America — Page 6 of 10

unaudited
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Common stocks 2.75%
Materials 0.67%
Celanese Corp.	$1,180,134	$—	$1,220	$348	$(147,742)	$1,031,520	$15,939
Consumer discretionary 2.08%
Royal Caribbean Cruises, Ltd.	2,299,588	19,505	2,814	2,341	855,235	3,173,855	7,158
Norwegian Cruise Line Holdings, Ltd.[8]	554,131	—	474,472	23,354	(103,013)	—	—
						3,173,855
Total common stocks						4,205,375
Bonds, notes & other debt instruments 0.00%
Consumer discretionary 0.00%
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[8]	22,281	—	22,196	1,242	(1,327)	—	1,065
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[8]	18,743	—	18,639	1,224	(1,328)	—	992
						—
Short-term securities 4.66%
Money market investments 4.64%
Capital Group Central Cash Fund 5.09%[6]	3,946,495	13,692,626	10,546,917	521	1,045	7,093,770	214,975
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.09%[6,7]	12,942	10,749 [9]				23,691	— [10]
Total short-term securities						7,117,461
Total 7.41%				$29,030	$602,870	$11,322,836	$240,129

[1]	All or a portion of this security was on loan. The total value of all such securities was $429,539,000, which represented .28% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Rate represents the seven-day yield at 9/30/2024.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer held at 9/30/2024.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
The Investment Company of America — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
The Investment Company of America — Page 8 of 10

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,837,893	$—	$—	$2,837,893
Materials	4,816,277	—	—	4,816,277
Industrials	20,180,897	1,341,344	—	21,522,241
Consumer discretionary	16,076,934	688,443	—	16,765,377
Consumer staples	5,020,923	3,200,821	—	8,221,744
Health care	16,757,564	1,528,470	—	18,286,034
Financials	16,582,606	696,696	—	17,279,302
Information technology	33,116,895	1,697,829	—	34,814,724
Communication services	15,597,853	—	—	15,597,853
Utilities	3,288,844	—	—	3,288,844
Real estate	1,947,656	—	—	1,947,656
Preferred securities	89,517	—	—	89,517
Convertible stocks	77,779	—	—	77,779
Bonds, notes & other debt instruments	—	51,281	—	51,281
Short-term securities	7,505,486	—	—	7,505,486
Total	$143,897,124	$9,204,884	$—	$153,102,008
The Investment Company of America — Page 9 of 10

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-004-1124
The Investment Company of America — Page 10 of 10